SHARE CAPITAL (Disclosure of stock options calculated using Black-Scholes option pricing model) (Details) - Year	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%
Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	88.00%	82.00%
Risk-free interest rate	2.50%	0.30%
Expected life	3	2
Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	95.00%	100.00%
Risk-free interest rate	3.90%	2.30%
Expected life	5	5